Pension and Severance Plans - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2016 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Percentage of the indemnities under existing regulations to employees covered by defined benefits	65.00%
Expected amortization of net actuarial loss from accumulated other comprehensive income in next fiscal year	¥ 23,195
Expected amortization of prior service cost from accumulated other comprehensive income in next fiscal year	9,974
Expected amortization of transition obligation (asset) from accumulated other comprehensive income in next fiscal year	5
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Expected contribution in defined benefit pension plans	¥ 11,000
Japanese plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	29.00%
Japanese plans | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	53.00%
Japanese plans | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	18.00%
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Expected contribution in defined benefit pension plans	¥ 6,000
Foreign plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	33.00%
Foreign plans | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	49.00%
Foreign plans | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	18.00%